Risk/Return Detail Data - FidelityEquity-IncomeFund-AMCIZPRO - USD ($)			12 Months Ended											60 Months Ended	120 Months Ended
		Apr. 24, 2026	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 24, 2026	Apr. 24, 2026
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | Fidelity Advisor Equity-Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):	[2]	0.01%
Expenses (as a percentage of Assets)		0.81%
Expense Example, with Redemption, 1 Year		$ 653
Expense Example, with Redemption, 3 Years		819
Expense Example, with Redemption, 5 Years		999
Expense Example, with Redemption, 10 Years		1,519
Expense Example, No Redemption, 1 Year		653
Expense Example, No Redemption, 3 Years		819
Expense Example, No Redemption, 5 Years		999
Expense Example, No Redemption, 10 Years		$ 1,519
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.98%											12.36%	11.54%
Annual Return [Percent]				18.98%	15.29%	10.60%	(5.07%)	24.38%	6.78%	27.90%	(8.41%)	13.36%	17.38%
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | Fidelity Advisor Equity-Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.55%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):	[2]	0.01%
Expenses (as a percentage of Assets)		1.06%
Expense Example, with Redemption, 1 Year		$ 454
Expense Example, with Redemption, 3 Years		675
Expense Example, with Redemption, 5 Years		914
Expense Example, with Redemption, 10 Years		1,599
Expense Example, No Redemption, 1 Year		454
Expense Example, No Redemption, 3 Years		675
Expense Example, No Redemption, 5 Years		914
Expense Example, No Redemption, 10 Years		$ 1,599
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | Fidelity Advisor Equity-Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.55%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):	[2]	0.01%
Expenses (as a percentage of Assets)		1.56%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 259
Expense Example, with Redemption, 3 Years		493
Expense Example, with Redemption, 5 Years		850
Expense Example, with Redemption, 10 Years		1,655
Expense Example, No Redemption, 1 Year		159
Expense Example, No Redemption, 3 Years		493
Expense Example, No Redemption, 5 Years		850
Expense Example, No Redemption, 10 Years		$ 1,655
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | Fidelity Advisor Equity-Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[2]	0.01%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		701
Expense Example, No Redemption, 1 Year		57
Expense Example, No Redemption, 3 Years		179
Expense Example, No Redemption, 5 Years		313
Expense Example, No Redemption, 10 Years		$ 701
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | Fidelity Advisor Equity-Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[2]	0.00%
Expenses (as a percentage of Assets)		0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		555
Expense Example, No Redemption, 1 Year		45
Expense Example, No Redemption, 3 Years		141
Expense Example, No Redemption, 5 Years		246
Expense Example, No Redemption, 10 Years		$ 555
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Equity-Income Fund /Fidelity Advisor® Equity-Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500 ® Index.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 20 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11 % of the average value of its portfolio.
Portfolio Turnover, Rate		11.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 20 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in income-producing equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund's assets. The Adviser's emphasis on income-producing equity securities tends to lead to investments in large cap "value" stocks. However, the Adviser is not constrained by any particular investment style.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Equity-Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Equity-Income Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Equity-Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Equity-Income Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Equity-Income Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Equity-Income Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Bar Chart, Year to Date Return		3.19%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		15.51%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(22.05%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | After Taxes on Distributions | Fidelity Advisor Equity-Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			17.66%											10.80%	9.95%
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Equity-Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.12%											9.53%	9.05%
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | RS008
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Value Index
Average Annual Return, Percent			15.71%											11.18%	10.46%
FidelityEquity-IncomeFund-AMCIZPRO | Fidelity Equity-Income Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											13.15%	14.29%
Document Type		485BPOS
Registrant Name		Fidelity Devonshire Trust

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	A Based on estimated amounts for the current fiscal year.
[3]	B On Class C shares redeemed less than one year after purchase.